Loans and borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of short-term borrowings	Short-term borrowings consist of the following:
	As of June 30,
	2026	2025
Trade Financing Facilities	$86,074,981	$91,806,603

Schedule of long-term borrowings

Long-term borrowings consist of the following:

	As of June 30,
	2026	2025
Vendor installment loans	$200,000	$380,000
Bank term loan	508,642	554,173
Total	708,642	934,173
Less: current portion of loans payable	(240,141)	(409,025)
Long-term debt payable	$468,501	$525,148

Schedule of long-term borrowings maturity

Maturities of long-term borrowings, excluding finance leases, are as follows:

For the year ending June 30,
2027	$240,141
2028	41,410
2029	42,360
2030	43,332
2031	44,326
Thereafter	297,073
Total	$708,642